Income Tax - Income (Loss) before Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income (loss) recorded in the Netherlands	$ (33)	$ (32)	$ (22)
Income (loss) from foreign operations	1,911	4,795	4,508
Income (loss) before income tax benefit (expense)	$ 1,878	$ 4,763	$ 4,486